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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137860




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED APRIL 30, 2008
             SEASONS SELECT II VARIABLE ANNUITY DATED APRIL 30, 2008
               SEASONS ELITE VARIABLE ANNUITY DATED APRIL 30, 2008
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The following replaces the investment requirements in the MARKETLOCK INCOME PLUS section under "Are there investment requirements if I elect MarketLock Income Plus?":

     -    Cash Management Variable Portfolio

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate Growth

     -    Strategic Allocation Moderate

     or

     -    6 or 12 month DCA Fixed Accounts, if available.

The following replaces the investment requirements outlined in paragraph "(1)" found under +6% Option - Investment Requirements in the MARKETLOCK FOR LIFE PLUS section under "Are there investment requirements if I elect MarketLock For Life Plus?":

     (1)  Allocate 100% of your investment in one of the following:

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate Growth

     -    Strategic Allocation Moderate

     or

     -    6 or 12 month DCA Fixed Accounts, if available.

The following replaces the first paragraph under +7% Option- Investment Requirements in the MARKETLOCK FOR LIFE PLUS section under "Are there investment requirements if I elect MarketLock For Life Plus?":

You may comply with investment requirements for the +7% Option by allocating 100% of your investments to the following:

     -    Cash Management Variable Portfolio

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate Growth

     -    Strategic Allocation Moderate

     or

     -    6 or 12 month DCA Fixed Accounts, if available.

Dated: June 5, 2008


                Please keep this Supplement with your Prospectus.